CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows provided from operating activities:
Net income (loss)	$ (1,104)	(6,950)	62,810	45,079
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on disposals of property and equipment	228	1,432	358	180
Impairment charges	1,016	6,396	2,087	0
Goodwill write-off	42	267	0	0
Depreciation	6,081	38,274	21,288	10,999
Deferred income taxes	(726)	(4,572)	(2,046)	(925)
Change in fair value of forward contracts	117	734	(734)	0
Share-based compensation	2,513	15,818	5,720	0
Changes in other operating assets and liabilities:
Due from related parties	0	0	8,912	851
Inventories	(3,732)	(23,491)	(10,022)	(8,382)
Prepaid rent	(652)	(4,105)	(2,712)	(1,967)
Prepaid expense and other current assets	171	1,077	(9,253)	(3,756)
Deposits for leases	(1,061)	(6,675)	(4,071)	(3,777)
Accounts payable	1,509	9,498	2,898	18,760
Deferred revenue	235	1,479	1,567	1,154
Due to related parties	(89)	(560)	355	(1,806)
Accrued payroll	1,187	7,472	5,403	5,102
Income taxes payable	1,752	11,028	(1,165)	3,272
Deferred rent	1,124	7,073	3,763	3,360
Other liabilities	1,333	8,391	4,640	4,025
Net cash provided by operating activities	9,944	62,586	89,798	72,169
Cash flows provided by (used in) investing activities:
Purchase of property and equipment	(25,275)	(159,081)	(116,792)	(45,820)
Purchase of restaurant operating assets	0	0	0	(4,575)
Proceeds from disposal of property and equipment	151	948	0	0
Purchase of short-term investment	(46,076)	(290,000)	0	0
Withdrawal of short-term investment	15,888	100,000	0	0
Net cash used in investing activities	(55,312)	(348,133)	(116,792)	(50,395)
Cash flows provided by (used in) financing activities:
Distribution to Founders	0	0	0	(3,454)
Dividend paid to Series A convertible preferred shares	0	0	(3,946)	0
Proceeds from early exercise of employee stock options	490	3,085	2,833	0
Proceeds from issuance of ordinary shares	0	0	589,672	0
Ordinary share issuance costs	(142)	(891)	(16,905)	0
Net cash provided by (used in) financing activities:	348	2,194	571,654	(3,454)
Effect of exchange rate on cash and cash equivalents	(268)	(1,684)	(2,772)	(3)
Net increase (decrease) in cash and cash equivalents	(45,288)	(285,037)	541,888	18,317
Cash and cash equivalents, beginning of year	97,330	612,583	70,695	52,378
Cash and cash equivalents, end of year	52,042	327,546	612,583	70,695
Supplemental disclosure of cash flow information:
Income taxes paid	4,995	31,440	17,762	9,264
Supplemental schedule of non-cash investing and financing activities:
Payable for purchase of property and equipment	1,549	9,752	12,317	13,490
Payable of offering expenses	$ 0	0	891	0